Trade, other payables and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Trade payables	$ 6,249	$ 2,748
Non-trade payables and accrued expenses	2,181	2,352
Total financial trade and other payables	12,351	7,736
Current portion of provisions and other non-financial payables	1,960	2,774
Trade, other payables and provisions	14,310	10,510	$ 10,450
Joint venture [member]
Disclosure of transactions between related parties [line items]
Related party payables	1,876	2,090
Equity accounted associated companies and other related parties
Disclosure of transactions between related parties [line items]
Related party payables	$ 2,045	$ 546